 VGOF-P13 09/26

LEGG MASON PARTNERS INCOME TRUST
SUPPLEMENT DATED SEPTEMBER 16, 2026
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF EACH FUND LISTED IN SCHEDULE A

All changes described below are effective September 18, 2026.

I. The following replaces the reference to Nicholas Mastroianni in the section titled “Management – Investment professionals” in the Summary Prospectus and Prospectus of each fund listed in Schedule A:

Investment professional	Title	Investment professional of the fund since
Ryan K. Brist	Deputy CIO, Head of Global Investment Grade Credit and Portfolio Manager	September 2026
Dan Alexander	Portfolio Manager	September 2026

II. The following replaces the reference to Nicholas Mastroianni in the section titled “More on fund management – Investment professionals” in Prospectus of each fund listed in Schedule A:

Investment professional	Title and recent biography	Investment professional of the fund since
Ryan K. Brist	Deputy CIO, Head of Global Investment Grade Credit, Portfolio Manager and has been employed by Western Asset as an investment professional for at least the past five years.	September 2026
Dan Alexander	Portfolio Manager and has been employed by Western Asset as an investment professional for at least the past five years.	September 2026

III. The following replaces the reference to Nicholas Mastroianni in the table in the section titled “Investment Professionals – Other Accounts Managed by the Investment Professionals” in the SAI of each fund listed in Schedule A:

Investment Professionals	Type of Account	Number of Accounts Managed	Total Assets Managed (Billions) ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based (Billions) ($)
Dan Alexander*	Registered Investment Companies	5	1.27	None	None
	Other Pooled Investment Vehicles	9	6.88	None	None
	Other Accounts	53	23.02	4	1.54

Investment Professionals	Type of Account	Number of Accounts Managed	Total Assets Managed (Billions) ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based (Billions) ($)
Ryan K. Brist*	Registered Investment Companies	26	9.35	None	None
	Other Pooled Investment Vehicles	16	14.30	None	None
	Other Accounts	85	32.13	4	1.54

* The information is as of July 31, 2026.

IV. The following replaces the reference to Nicholas Mastroianni in the table in the section titled “Investment Professionals – Investment Professional Securities Ownership” in the SAI of Western Asset Short-Term Bond Fund:

Investment Professionals	Dollar Range of Ownership of Securities ($)
Dan Alexander*	100,001-500,000
Ryan K. Brist*	None

* The information is as of July 31, 2026.

V. The following replaces the reference to Nicholas Mastroianni in the table in the section titled “Investment Professionals – Investment Professional Securities Ownership” in the SAI of Western Asset Ultra-Short Income Fund:

Investment Professionals	Dollar Range of Ownership of Securities ($)
Dan Alexander*	None
Ryan K. Brist*	None

* The information is as of July 31, 2026.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI
LEGG MASON PARTNERS INCOME TRUST
Western Asset Short-Term Bond Fund	May 1, 2026
Western Asset Ultra-Short Income Fund	October 1, 2025

Please retain this supplement for future reference.